First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Biotechnology — 1.2%
855	Exact Sciences Corp. (b)	$36,124
	Health Care Equipment & Supplies — 77.1%
571	Abbott Laboratories	59,333
766	Alcon, Inc. (CHF)	68,394
198	Align Technology, Inc. (b)	47,803
1,546	Baxter International, Inc.	51,714
265	Becton Dickinson & Co.	61,933
561	BioMerieux (EUR)	53,321
916	Boston Scientific Corp. (b)	70,541
573	Carl Zeiss Meditec AG (EUR)	40,286
301	Cochlear Ltd. (AUD)	66,695
482	Coloplast A/S, Class B (DKK)	57,905
667	Cooper (The) Cos., Inc.	58,229
1,372	Demant A/S (DKK) (b)	59,381
458	Dexcom, Inc. (b)	51,928
691	Edwards Lifesciences Corp. (b)	63,828
3,999	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	73,268
723	GE HealthCare Technologies, Inc.	56,336
1,207	Globus Medical, Inc., Class A (b)	82,667
806	Hologic, Inc. (b)	59,845
594	Hoya Corp. (JPY)	69,058
356	Insulet Corp. (b)	71,841
162	Intuitive Surgical, Inc. (b)	72,066
3,103	Koninklijke Philips N.V. (EUR) (c)	78,393
452	Masimo Corp. (b)	56,925
778	Medtronic PLC	61,236
4,440	Olympus Corp. (JPY)	71,572
287	Penumbra, Inc. (b)	51,651
335	ResMed, Inc.	64,126
1,098	Siemens Healthineers AG (EUR) (d) (e)	63,264
5,216	Smith & Nephew PLC (GBP)	64,656
221	Sonova Holding AG (CHF)	68,284
306	STERIS PLC	67,179
410	Straumann Holding AG (CHF)	50,791
182	Stryker Corp.	61,925
3,834	Sysmex Corp. (JPY)	61,743
291	Teleflex, Inc.	61,206
3,660	Terumo Corp. (JPY)	60,352
501	Zimmer Biomet Holdings, Inc.	54,374
		2,294,049
	Health Care Providers & Services — 2.2%
1,867	Amplifon S.p.A. (EUR)	66,462
Shares	Description	Value

	Life Sciences Tools & Services — 19.2%
443	Agilent Technologies, Inc.	$57,426
208	Bio-Rad Laboratories, Inc., Class A (b)	56,807
260	Danaher Corp.	64,961
49	Mettler-Toledo International, Inc. (b)	68,482
602	Revvity, Inc.	63,126
229	Sartorius Stedim Biotech (EUR)	37,597
108	Thermo Fisher Scientific, Inc.	59,724
193	Waters Corp. (b)	55,993
164	West Pharmaceutical Services, Inc.	54,020
13,878	WuXi AppTec Co., Ltd., Class H (HKD) (d) (e)	51,893
		570,029
	Total Common Stocks	2,966,664
	(Cost $3,234,214)
RIGHTS (a) — 0.0%
	Health Care Providers & Services — 0.0%
1,867	Amplifon S.p.A., expiring 07/16/24 (EUR) (b) (f)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.2%
5,762	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (g)	5,762
	(Cost $5,762)

	Total Investments — 99.9%	2,972,426
	(Cost $3,239,976)
	Net Other Assets and Liabilities — 0.1%	2,957
	Net Assets — 100.0%	$2,975,383

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
Non-income producing security which makes payment-in-
kind (“PIK”) distributions. For the fiscal year-to-
date period (April 1, 2024 to June 30, 2024), the Fund
received 103 PIK shares of Koninklijke Philips N.V.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	56.5%
Japan	8.8
Switzerland	6.3
Ireland	4.3
Denmark	3.9
Germany	3.5
France	3.1
Netherlands	2.6
New Zealand	2.5
Australia	2.2
Italy	2.2
United Kingdom	2.2
China	1.8
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	60.8%
EUR	11.4
JPY	8.8
CHF	6.3
DKK	4.0
NZD	2.5
AUD	2.2
GBP	2.2
HKD	1.8
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,966,664	$ 2,966,664	$ —	$ —
Rights*	—**	—	—**	—
Money Market Funds	5,762	5,762	—	—
Total Investments	$2,972,426	$2,972,426	$—**	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

First Trust Indxx Medical Devices ETF (MDEV)
Additional Information
June 30, 2024 (Unaudited)
Licensing Information
Indxx and Indxx Medical Devices Index are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.